Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 365,695,590	$ 395,589,503
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	350,108,801	386,446,895
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,586,789	9,142,608
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	34,061,199	76,676,351
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,775,585	29,872,109
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	262,387,842	220,318,825
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	45,009,762	68,198,959
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	461,202	523,259
Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,965,332
Exploration and Extraction | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,959,037
Exploration and Extraction | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,295
Exploration and Extraction | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,959,037
Exploration and Extraction | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,295
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		71,848,876
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		71,841,444
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		7,432
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		71,805,840
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		35,604
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		7,432
Industrial Processes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	132,725,998
Industrial Processes | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	132,697,215
Industrial Processes | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,783
Industrial Processes | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	132,697,215
Industrial Processes | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,783
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		148,305,557
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		139,539,800
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		8,765,757
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		20,985,527
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		127,296,936
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		645
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		22,449
Energy Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,900,565
Energy Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,774,978
Energy Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,125,587
Energy Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,125,587
Energy Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,774,978
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		123,959
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		123,959
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		123,959
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	49,015,586	42,145,591
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	49,015,586	42,145,591
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,192,604	1,441,457
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,031,405	8,451,533
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38,791,577	32,252,601
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		0
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	129,214,341	128,643,974
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	128,988,392	128,280,418
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	225,949	363,556
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,102,162	4,870,511
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,457,394	7,409,521
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	118,884,244	84,570,356
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	544,592	31,430,030
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	225,949	363,556
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		144
Corporate | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		144
Corporate | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		144
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,873,768	4,521,402
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,673,593	4,515,683
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	200,175	5,719
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,673,593	4,515,683
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	200,175	5,719
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	95,564,739	109,982,631
United States | Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,611,159
United States | Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		34,783,957
United States | DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	49,015,586	42,145,591
United States | Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,194,068	31,970,848
United States | Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	743,926	1,082,235
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,179,042	18,683,817
Other | Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	898,678
Other | Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		13,511,840
Other | Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	275,030	5,108,186
Other | Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,334	63,791
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,338,678	28,140,407
Europe | Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,449,200
Europe | Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		23,510,043
Europe | Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,889,478	4,630,364
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	248,613,131	238,782,648
Local | Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,295
Local | Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		43,036
Local | Industrial Processes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	132,725,998
Local | Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		148,305,557
Local | Energy Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,900,565
Local | Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		123,959
Local | Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	93,855,765	86,934,576
Local | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		144
Local | Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 5,124,508	$ 3,375,376